Tax On Profit On Ordinary Activities - Tax Provision (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Income Taxes [Abstract]
Applicable tax rate	25.00%	20.50%		19.00%
U.K. corporation tax based on the results for the year ended 30 June 2024 at 25.0% (2023 : 20.5%, 2022: 19%)	£ (1,667)	£ 8,141		£ 7,970
Overseas tax	12,746	16,120		11,859
Adjustment in respect of prior periods	(2,878)	4,895		751
Current Tax	8,201	29,156		20,580
Deferred Tax	1,657	(9,156)		(1,294)
Total tax expense (income)	£ 9,858	£ 20,000	[1]	£ 19,286	[1]

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities